Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	R 72,226	R 50,701
Listed long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	68,405	56,760
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	34,274	109,724
Unlisted long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	34,238	110,437
Lease liabilities | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	15,677	17,719
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	303	22,533
Short-term debt and bank overdraft | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	303	22,533
Long- and short-term financial liabilities
Financial risk management and financial instruments
Financial liabilities - fair value	5,173	9,891
Long- and short-term financial liabilities | Liabilities, At fair value through profit and loss
Financial risk management and financial instruments
Financial liabilities - carrying value	3,070	5,748
Long- and short-term financial liabilities | Liabilities, Designated hedging instrument at fair value
Financial risk management and financial instruments
Financial liabilities - carrying value	2,103	4,143
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	22,637	21,164
Trade and other payables | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	22,637	21,164
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	466	498
Investments in listed securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	466	498
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	8	13
Investments in unlisted securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	8	13
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	1,422	1,415
Other long-term investments | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	1,422	1,415
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	3,879	5,799
Long-term receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	3,879	5,799
Long and short-term financial assets
Financial risk management and financial instruments
Financial assets - fair value	2,323	645
Long and short-term financial assets | Assets, At fair value through profit and loss
Financial risk management and financial instruments
Financial assets - carrying value	2,323	645
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	27,218	22,066
Trade and other receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	27,218	22,066
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	31,231	34,739
Cash and cash equivalents | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	R 31,231	R 34,739